ATA INC (Parent Company) (Tables)	12 Months Ended
Mar. 31, 2015
ATA INC. ("Parent Company")
Schedule of condensed balance sheets

Condensed Balance Sheets

	March 31,
	2014	2015	2015
	RMB	RMB	USD
Cash	9,327,438	8,204,099	1,323,455
Prepaid expenses and other current assets	174,575	184,266	29,725
Investments in subsidiaries	403,522,684	370,397,418	59,751,156

Total assets	413,024,697	378,785,783	61,104,336

Accrued expenses and other current liabilities	1,132,825	1,463,375	236,066

Total liabilities	1,132,825	1,463,375	236,066

Common shares	3,474,894	3,513,718	566,820
Treasury shares	(1,029,766)	(8,201,045)	(1,322,963)
Additional paid in capital	437,964,776	387,502,800	62,510,534
Accumulated other comprehensive loss	(27,145,929)	(27,176,682)	(4,384,043)
Retained earnings (accumulated deficit)	(1,372,103)	21,683,617	3,497,922

Total shareholders’ equity	411,891,872	377,322,408	60,868,270

Total liabilities and shareholders’ equity	413,024,697	378,785,783	61,104,336

Schedule of condensed statements of comprehensive income

Condensed Statements of Comprehensive Income

	Year Ended March 31,
	2013	2014	2015	2015
	RMB	RMB	RMB	USD

Operating expenses	(7,567,474)	(5,415,249)	(4,612,306)	(744,040)
Investment income	30,685,632	32,612,787	27,609,211	4,453,817
Interest income	112,656	40,889	144,869	23,370
Foreign currency exchange gains (losses), net	(22,824)	38,008	(86,054)	(13,882)

Earnings before income taxes	23,207,990	27,276,435	23,055,720	3,719,265

Income tax expense	—	—	—	—

Net income	23,207,990	27,276,435	23,055,720	3,719,265

Foreign currency translation adjustment, net of nil income taxes	(374,747)	(766,783)	(30,753)	(4,961)

Comprehensive income	22,833,243	26,509,652	23,024,967	3,714,304

Schedule of condensed statements of cash flows

Condensed Statements of Cash Flows

	Year Ended March 31,
	2013	2014	2015	2015
	RMB	RMB	RMB	USD
Net cash used in operating activities	(6,675,424)	(4,994,557)	(4,304,976)	(694,463)
Cash flows from investing activities :
Collection from (payment to) subsidiaries	26,836,132	(6,911,210)	7,670,574	1,237,389
Payment for XingWei acquisition	—	(19,612,120)	—	—

Net cash provided by investing activities	26,836,132	(26,523,330)	7,670,574	1,237,389

Cash flows from financing activities :
Proceeds from exercise of share options	—	—	—	—
Cash paid for employee individual income tax of net-settlement of vested shares	(913,453)	—	—	—
Cash paid for repurchase of common shares	(329,357)	(132,528)	(8,362,136)	(1,348,949)
Proceeds from exercise of share options	—	—	3,903,952	629,771
Special cash dividend	(25,331,341)	—	—	—

Net cash used in financing activities	(26,574,151)	(132,528)	(4,458,184)	(719,178)

Effect of foreign exchange rate changes on cash	(374,747)	(766,783)	(30,753)	(4,961)
Net decrease in cash	(6,788,190)	(32,417,198)	(1,123,339)	(181,213)
Cash at beginning of year	48,532,826	41,744,636	9,327,438	1,504,668

Cash at end of year	41,744,636	9,327,438	8,204,099	1,323,455